UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:



/s/ Robert J. Lukaszewicz        Chicago, Illinois            January 28, 2000
-------------------------        -----------------            ----------------
     (Signature)                   (City/State)                     (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:      11,521,033

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
of all institutional investment managers with respect to which
this report is filed, other than the manager filing this report.    None

                                                  FORM 13F INFORMATION TABLE
                              TITLE                      SHARES/
                               OF              VALUE      PRN   SH/  PUT/ INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS   CUSIP   (x$1000)    AMT   PRN  CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
AMR Corp                       COM   001765106  178723  2667512  SH         SOLE              2525212            142300
AT&T Corp                      COM   001957109  236435  4653086  SH         SOLE              4386859            266227
Akzo Nobel ADR                 COM   010199305  195920  3938095  SH         SOLE              3779795            158300
Alcan Aluminum Ltd             COM   013716105  217171  5248850  SH         SOLE              5047400            201450
Alcoa Inc                      COM   013817101   13039   157100  SH         SOLE               129500             27600
American Home Products Corp    COM   026609107  269365  6862795  SH         SOLE              6548395            314400
Ashland Inc                    COM   044204105   65425  1986350  SH         SOLE              1832750            153600
Associates First Capital Corp  COM   046008108  246369  8979296  SH         SOLE              8493096            486200
Aventis SA ADS                 COM   053561106  314839  5535631  SH         SOLE              5340768            194863
Aviva Petroleum Inc-Dep Shr    COM   05379P304       2    29212  SH         SOLE                29212
Avon Products Inc              COM   054303102  100082  3032800  SH         SOLE              2870200            162600
Bank Austria Aktiengesellschaf COM   060593100    4760   421900  SH         SOLE               421900
Bausch and Lomb Inc            COM   071707103   92202  1347250  SH         SOLE              1226950            120300
Baxter International Inc       COM   071813109  258910  4121949  SH         SOLE              3855999            265950
Becton Dickinson and Co        COM   075887109  158460  5882515  SH         SOLE              5540165            342350
Bell Atlantic Corp             COM   077853109  309315  5024401  SH         SOLE              4749001            275400
Bristol Myers Squibb Co        COM   110122108  176972  2757111  SH         SOLE              2628061            129050
Cable & Wireless PLC ADR       COM   126830207  183545  3467200  SH         SOLE              3339400            127800
Citigroup Inc                  COM   172967101  357394  6417844  SH         SOLE              6098472            319372
Conoco Inc Cl B                COM   208251405  230666  9272990  SH         SOLE              8769990            503000
Continental Airlines Inc Cl B  COM   210795308   35923   809525  SH         SOLE               718225             91300
Dana Corp                      COM   235811106  108444  3622363  SH         SOLE              3250563            371800
Dayton Hudson Corp             COM   239753106  282330  3844488  SH         SOLE              3653988            190500
Deutsche Bank AG Sponsored ADR COM   251525309    6141    72700  SH         SOLE                72700
Deutsche Telekom AG Sponsored  COM   251566105    6752    95100  SH         SOLE                95100
Diageo PLC ADR                 COM   25243Q205    6061   189400  SH         SOLE               189400
ENI SpA ADS                    COM   26874R108   27513   499100  SH         SOLE               499100
Electronic Data Systems Corp   COM   285661104  296079  4423212  SH         SOLE              4170912            252300
Exxon Mobil Corporation        COM   30231G102  134736  1672444  SH         SOLE              1572044            100400
Federated Dept Stores          COM   31410H101  247107  4887167  SH         SOLE              4620967            266200
Ford Motor Co                  COM   345370100  365222  6850582  SH         SOLE              6457382            393200
Fox Entertainment Group Inc    COM   35138T107   40469  1622800  SH         SOLE              1397500            225300
General Dynamics Corp          COM   369550108  154647  2931700  SH         SOLE              2838400             93300
General Motors Class H Stock   COM   370442832  200176  2085170  SH         SOLE              2004420             80750
General Motors Corp            COM   370442105  315128  4335383  SH         SOLE              4128583            206800
Granada Group PLC Ord Shs      COM     0734945    6188   610700  SH         SOLE               610700
Hartford Financial Services Gr COM   416515104  173435  3660899  SH         SOLE              3453649            207250
Household International Inc    COM   441815107  304868  8184383  SH         SOLE              7790883            393500
ING Groep N V ADR              COM   456837103   10692   175279  SH         SOLE               175279
Independent News & Media PLC O COM     0461481    7458  1133400  SH         SOLE              1133400
International Business Machine COM   459200101  344581  3194259  SH         SOLE              3018809            175450
International Paper Co         COM   460146103  193947  3436486  SH         SOLE              3226836            209650
Jefferson Smurfit Group PLC AD COM   47508W107    5359   184800  SH         SOLE               184800
Kimberly Clark Corp            COM   494368103  317008  4844441  SH         SOLE              4602441            242000
Koninklijke KPN N V Sponsored  COM   780641205    5760    60000  SH         SOLE                60000
Koninklijke Philips Electronic COM   500472204  508593  3767354  SH         SOLE              3618699            148655
MediaOne Group Inc             COM   58440J104  159520  2076750  SH         SOLE              1987200             89550
Merita PLC                     COM     4827175    5392   914900  SH         SOLE               914900
Motorola Inc                   COM   620076109  411809  2796668  SH         SOLE              2651900            144768
Nestle SA Sponsored Reg ADR    COM   641069406    6801    74300  SH         SOLE                74300
News Corp Ltd Class A Sponsore COM   652487802  313659  9380450  SH         SOLE              8983850            396600
Nortel Networks Corp           COM   656569100  166304  1646575  SH         SOLE              1579175             67400
Northwest Airlines Corp        COM   667280101   96447  4334700  SH         SOLE              4239450             95250
Pechiney ADR                   COM   705151207    4949   136300  SH         SOLE               136300
Peninsular & Oriental          COM   707190401    6064   183000  SH         SOLE               183000
Portugal Telecom SA ADR        COM   737273102    4758   437500  SH         SOLE               437500
Providian Financial Corp       COM   74406A102  181123  1989000  SH         SOLE              1879050            109950
R.H. Donnelley Corporation     COM   74955W307   54851  2906000  SH         SOLE              2824800             81200
Roche Holdings Ltd Sponsored A COM   771195104     403     3400  SH         SOLE                 3400
Rolls Royce PLC Sponsered ADR  COM   775781206     432    25100  SH         SOLE                25100
Seagram Company Ltd            COM   811850106  291368  6511009  SH         SOLE              6203259            307750
TRW Inc                        COM   872649108  164135  3160244  SH         SOLE              3058844            101400
Texaco Inc                     COM   881694103  274121  5047100  SH         SOLE              4808100            239000
Total Fina SA Sponsored ADR    COM   89151E109  138232  1996136  SH         SOLE              1925371             70765
Toys R Us Holding Co           COM   892335100   56848  3971900  SH         SOLE              3780700            191200
Tricon Global Restaurants Inc  COM   895953107  153332  3969749  SH         SOLE              3794599            175150
U.S. Bancorp                   COM   902973106  240290 10090913  SH         SOLE              9613163            477750
UPM Kymmene Corp ADR           COM   915436109    4425   103500  SH         SOLE               103500
US West Inc                    COM   91273H101  424156  5891051  SH         SOLE              5581851            309200
Union Carbide Corp             COM   905581104  233101  3492150  SH         SOLE              3340900            151250
Vivendi Sponsored ADR          COM   92851S105    5517   305450  SH         SOLE               305450
Wells Fargo and Co             COM   949746101  124713  3084100  SH         SOLE              2924600            159500
Weyerhaeuser Co                COM   962166104  284072  3955751  SH         SOLE              3769401            186350

Grand Total                                   11521033